Shareholder Report, Line Graph (Details) 194011_Jensen Quality Value Fund_Class I_TSR Annual {Class I} - USD ($)												12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value		$ 581,855	$ 563,004	$ 467,410	$ 452,110	$ 485,045	$ 332,686	$ 320,270	$ 310,180	$ 286,814	$ 250,000	$ 571,263
MSCI U.S. Investable Market 2500 Gross Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											MSCI U.S. Investable Market 2500 Gross Return Index †
Accumulated Value		794,409	703,040	550,353	538,550	557,662	386,507	346,991	338,572	294,325	250,000	$ 1,032,862
MSCI U.S. Mid Cap 450 Gross Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											MSCI U.S. Mid Cap 450 Gross Return Index ‡
Accumulated Value		640,857	581,065	474,181	502,980	536,317	350,390	337,432	332,880	288,416	250,000	$ 797,936
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return Index
Accumulated Value		789,446	697,894	547,012	536,104	556,609	386,771	346,994	338,543	294,228	250,000	$ 1,021,901
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Total Return Index
Accumulated Value		$ 618,215	$ 560,368	$ 455,177	$ 476,694	$ 511,333	$ 340,241	$ 331,534	$ 326,341	$ 289,655	$ 250,000	$ 756,534

[1]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[2]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.